Provisions - Summary of Changes in Groups Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	€ 29	€ 22
Charged/(credited) to the consolidated statement of operations:
Additional provisions	29	17
Reversal of unutilized amounts	(7)	(8)
Exchange differences	3
Utilized	(25)	(2)
Ending balance ,carrying amount	29	29
Current portion	26	22
Non-current portion	3	7
Legal contingencies
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	4	4
Charged/(credited) to the consolidated statement of operations:
Additional provisions	6	0
Reversal of unutilized amounts	0	0
Exchange differences	1
Utilized	(1)	0
Ending balance ,carrying amount	10	4
Current portion	10	4
Non-current portion	0	0
Indirect tax
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	8	11
Charged/(credited) to the consolidated statement of operations:
Additional provisions	4	4
Reversal of unutilized amounts	(4)	(6)
Exchange differences	1
Utilized	(1)	(1)
Ending balance ,carrying amount	8	8
Current portion	8	8
Non-current portion	0	0
Onerous contracts
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	10	1
Charged/(credited) to the consolidated statement of operations:
Additional provisions	19	12
Reversal of unutilized amounts	(2)	(2)
Exchange differences	1
Utilized	(23)	(1)
Ending balance ,carrying amount	5	10
Current portion	5	6
Non-current portion	0	4
Other
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	7	6
Charged/(credited) to the consolidated statement of operations:
Additional provisions	0	1
Reversal of unutilized amounts	(1)	0
Exchange differences	0
Utilized	0	0
Ending balance ,carrying amount	6	7
Current portion	3	4
Non-current portion	€ 3	€ 3